Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Reconciliation of income tax expense
	For the Years Ended December 31
	2017	2016
Statutory rate applied to loss before income taxes	$(5,903,355)	$(2,479,492)
Increase (decrease) in income taxes results from:
Nondeductible permanent differences	4,446,014	1,251,476
Change in tax rate estimates	3,566,781	-
Change in valuation allowance	(2,109,440)	1,228,016
Income tax expense (benefit)	$-	$-

Schedule of deferred income taxes
	For the Years Ended December 31
Deferred tax assets	2017	2016
Depreciation and impairment	$2,100,958	$2,931,956
Operating loss carryforwards	6,705,907	7,984,349
Gross deferred tax assets	8,806,865	10,916,305
Valuation allowance	(8,806,865)	(10,916,305)
Net deferred income tax asset	$-	$-